Summary of changes in RSUs outstanding (Details) ₨ in Thousands		12 Months Ended
		Mar. 31, 2023 INR (₨) shares	Mar. 31, 2022 shares
IfrsStatementLineItems [Line Items]
Employee's tax obligation | ₨		₨ 27,340
Restricted stock unit plan [member]
IfrsStatementLineItems [Line Items]
Number of RSU's outstanding at the beginning of the year		2,762,509	1,222,271
Granted during the year		2,049,562	2,093,188
Forfeited during the year
Expired during the year			93,737
Vested during the year		1,062,081	459,213
Net settlement	[1]	130,190
Number of RSU's outstanding at the end of the year		3,619,800	2,762,509
Vested/exercisable and not exercised

[1]	As per applicable Tax laws applicable in India, the Company is obliged to withhold an amount for an employee’s tax obligation associated with a share-based payment and transfer that amount in cash, to the tax authority on the employee’s behalf. Accordingly, during the year ended March 31, 2023, the Group settled the transaction on a net basis by withholding the number of vested PSUs with a fair value equal to the monetary value of the employee’s tax obligation of INR 27,340 which has been paid to the tax authority on the employee’s behalf before March 31, 2023. Total tax liability paid of INR 27,340 is recognized in equity as transaction with equity shareholders.